EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.64

TPR Firm:		Report Date:	8/11/2025
Client Name:	Ellington Management Group LLC	Report:	Final Tape Compare
Deal Name:	EFMT 2025-NQM4	Loans in report:	2

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2024324	XXX		XXX	Originator QM Status	diligenceFinalLookPage	ATR/QM: Exempt	Non-QM: APOR
XXX	2024325	XXX		XXX	Prepayment Penalty Calculation	notePage	5%	No Prepayment Penalty
XXX	2024325	XXX		XXX	Originator QM Status	diligenceFinalLookPage	ATR/QM: Exempt	Non-QM: APOR